June 24, 2022

WESTWOOD FUNDS

Supplement to the Statement of Additional Information

dated February 28, 2022

WESTWOOD QUALITY VALUE FUND

(A Class Shares Ticker Symbol: WWLAX)

(C Class Shares Ticker Symbol: WWLCX)

(Institutional Shares Ticker Symbol: WHGLX)

WESTWOOD QUALITY MIDCAP FUND

(Institutional Shares Ticker Symbol: WWMCX)

WESTWOOD QUALITY SMIDCAP FUND

(Institutional Shares Ticker Symbol: WHGMX)

(Ultra Shares Ticker Symbol: WWSMX)

WESTWOOD QUALITY SMALLCAP FUND

(A Class Shares Ticker Symbol: WHGAX)

(C Class Shares Ticker Symbol: WHGCX)

(Institutional Shares Ticker Symbol: WHGSX)

(Ultra Shares Ticker Symbol: WWSYX)

WESTWOOD QUALITY ALLCAP FUND

(Institutional Shares Ticker Symbol: WHGLX)

(Ultra Shares Ticker Symbol: WQAUX)

WESTWOOD TOTAL RETURN FUND

(A Class Shares Ticker Symbol: WWTAX)

(C Class Shares Ticker Symbol: WTOCX)

(Institutional Shares Ticker Symbol: WLVIX)

WESTWOOD INCOME OPPORTUNITY FUND

(A Class Shares Ticker Symbol: WWIAX)

(C Class Shares Ticker Symbol: WWICX)

(Institutional Shares Ticker Symbol: WHGIX)

WESTWOOD HIGH INCOME FUND

(A Class Shares Ticker Symbol: WSDAX)

(C Class Shares Ticker Symbol: WWHCX)

(Institutional Shares Ticker Symbol: WHGHX)

WESTWOOD ALTERNATIVE INCOME FUND

(A Class Shares Ticker Symbol: WMNAX)

(C Class Shares Ticker Symbol: WWACX)

(Institutional Shares Ticker Symbol: WMNIX)

(Ultra Shares Ticker Symbol: WMNUX)

WESTWOOD SMALLCAP GROWTH FUND

(Institutional Shares Ticker Symbol: WSCIX)

each, a series of the ULTIMUS MANAGERS TRUST

Investment Adviser:

WESTWOOD MANAGEMENT CORP.

This supplement updates certain information in the Statement of Additional Information (“SAI”) for the Westwood Quality Value Fund, Westwood Quality MidCap Fund, Westwood Quality SMidCap Fund, Westwood Quality SmallCap Fund, Westwood Quality AllCap Fund, Westwood Total Return Fund, Westwood Income Opportunity Fund, Westwood High Income Fund, Westwood Alternative Income Fund and Westwood SmallCap Growth Fund (collectively, the “Funds”), each a series of the Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of the Funds’ Prospectus or SAI, free of charge, please visit the Funds’ website at www.westwoodfunds.com or call the Funds’ toll free at 1-877-FUND-WHG (1-877-386-3944).

1

The following replaces, in its entirety, the sub-sections entitled “Compensation” and “Fund Shares Owned by the Portfolio Managers” of the section entitled “The Portfolio Managers” starting on page 36 of the SAI:

Compensation. The Adviser compensates the Funds’ portfolio managers for their management of the Funds. Each of the Funds’ portfolio managers’ compensation consists of a base salary, participation in an incentive compensation plan, and a full benefits package. Base salary levels are maintained at levels that the Adviser’s compensation committee deems to be commensurate with similar companies in the asset management industry based on industry compensation surveys. Incentive compensation is based on a percentage of revenue earned by the Adviser or investment strategies managed by the respective portfolio managers. Incentive awards under the plan may be paid in a combination of cash, deferred cash and/or restricted stock of the Adviser’s parent company, Westwood Holdings Group, Inc. In determining incentive compensation and annual merit-based salary increases, employees on the investment team are evaluated according to a combination of quantitative and qualitative factors. Other benefits such as profit sharing, health insurance, life insurance, short and long-term disability insurance, and a 401(k) plan with employer matching, are also provided.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of the Funds as of May 31, 2022. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

Name	Dollar Range of Fund Shares
Hussein Adatia	None
Scott Barnard, CFA	$10,001 - $50,000 (Westwood Income Opportunity Fund) $1 - $10,000 (Westwood High Income Fund)
Ben Chittenden, CFA	None
William E. Costello, CFA	$500,001 - $1,000,000 (Westwood Quality SmallCap Fund) $50,001 - $100,000 (Westwood Quality SMidCap Fund)
Christopher Hartman	$10,000-$50,000 (Westwood Alternative Income Fund)
Adrian Helfert	$100,001 - $500,000 (Westwood Total Return Fund)
Lauren Hill, CFA	None
Prashant Inamdar, CFA	$100,001 - $500,000 (Westwood Quality SMidCap Fund)
Matthew R. Lockridge	$1-$10,000 (Westwood Quality Value Fund) $1-$10,000 (Westwood Quality SmallCap Fund)
2

Kyle Martin, CFA	$10,001–$50,000 (Westwood Quality SMidCap Fund)
Trip Rodgers, CFA,	None
Frederic G. Rowsey, CFA	$50,001 - $100,000 (Westwood Quality SmallCap Fund)
William Sheehan, CFA	None
Grant L. Taber, CFA	$500,001 - $100,000 (Westwood Quality SMidCap Fund) $100,000 - $500,000 (Westwood Quality AllCap Fund)
Michael Wall	None

If you have any questions regarding the Funds, please call 1-877-FUND-WHG (1-877-386-3944).

Investors Should Retain this Supplement for Future Reference.